VESSELS AND EQUIPMENT - Schedule of Movements in Vessels and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	$ 4,633,169
Property, plant and equipment at the end of the year	5,435,574
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	5,368,821
Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	66,753
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,612,454
Additions	1,259,874
Disposals	(738,608)
Property, plant and equipment at the end of the year	6,133,720
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,464,799
Additions	1,235,065
Disposals	(714,938)
Property, plant and equipment at the end of the year	5,984,926
Cost | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	147,655
Additions	24,809
Disposals	(23,670)
Property, plant and equipment at the end of the year	148,794
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(979,285)
Charge for the period	(171,354)
Disposals	452,493
Property, plant and equipment at the end of the year	(698,146)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(890,918)
Charge for the period	(159,985)
Disposals	434,798
Property, plant and equipment at the end of the year	(616,105)
Accumulated depreciation | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(88,367)
Charge for the period	(11,369)
Disposals	17,695
Property, plant and equipment at the end of the year	$ (82,041)